Note 4 - Business Restructure (Details Textual)				12 Months Ended
	Jun. 01, 2014 USD ($)	Sep. 30, 2013 USD ($)	Jul. 01, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					$ 90,666
CFO Tahoe [Member]
Payments to Acquire Businesses, Gross		$ 6,506,181
Business Acquisition, Percentage of Voting Interests Acquired	20.00%	60.00%
CFO GB [Member]
Payments to Acquire Businesses, Gross			$ 4,044,980
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
CFO MF [Member]
Business Acquisition, Percentage of Voting Interests Acquired	30.00%
CFO GB and CFO MF [Member]
Payments to Acquire Businesses, Gross	$ 1,620,877
Precious Metal Trading Securities [Member]
Number of VIE Subsidiaries	3
Variable Interest Entity, Primary Beneficiary [Member]
VIE Equity Interest Percentage Sold	100.00%
Subsidiary of VIE [Member] | Precious Metal Trading Securities [Member]
Percentage of Net Income Sold	20.00%